Financial Statement Details - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued payroll and benefits	$ 1,501,351	$ 493,685
Accrued clinical trial and contract expenses	1,094,669	1,078,277
Accrued professional services expenses	716,000	81,000
Other accrued expenses	49,815	35,000
Total accrued expenses	$ 3,361,835	$ 1,687,962